REDEEMABLE NON-CONTROLLING INTEREST (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 18, 2025	Dec. 28, 2023	May 05, 2022	May 31, 2023	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 27, 2025	Dec. 31, 2022
Common stock par value						$ 0.01		$ 0.01	$ 0.01	$ 0.01
Change in fair value of derivative liability	$ 2,150,111	$ 2,599,552			$ 714,000	$ (858)	$ (20,722)	$ (24,370)	$ (94,396)
Redeemable non-controlling interest											$ 885,028
Series A Preferred Stock [Member]
Dividends, per share				$ 1,000
Unpaid dividends				$ 52,000
Dividends				1,052,000
Redeemable noncontrolling interest				$ 1,052,057
Akos Securities Purchase Agreement [Member]
Common stock par value			$ 0.01
Sale of stock, value			$ 4,000,000
Spin-off and related private placement, description			Pursuant to the Akos Purchase Agreement, Akos had agreed to pay Palladium a fee equal to 9% of the aggregate gross proceeds raised from the sale of the shares of the Akos Series A Preferred Stock and a non-accountable expense allowance of 1% of the aggregate gross proceeds raised the sale of the Akos Series A Preferred Stock in the Akos Private Placement. The fee due in connection with the Akos Private Placement to be paid to Palladium in the form of convertible preferred stock and warrants was on similar terms to the securities issued in the Akos Private Placement.
Warrants to purchase common stock, percentage			8.00%
Akos Securities Purchase Agreement [Member] | Maximum [Member]
Sale of stock, value			$ 5,000,000
Akos Securities Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Sale of stock			5,000
Sale of stock, price per share			$ 1,000
Akos Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Sale of stock			1,000
Sale of stock, value			$ 1,000,000
Securities purchase agreement [Member]
Sale of stock, price per share			$ 1,000
Securities purchase agreement [Member] | Series A Preferred Stock [Member] | Akos [Member]
Percentage of stock issued and outstanding			25.00%
Dividend rate			5.00%